Going Concern Evaluation	12 Months Ended
Dec. 31, 2024
Going concern [Abstract]
Disclosure of going concern [text block]
1.2 GOING CONCERN EVALUATION
On December 31, 2024, our cash and cash equivalents of ex-infrastructure project companies reached EUR 4,653 million. Ferrovial also has additional liquidity lines available in the amount of EUR 538 million related to corporate debt, and EUR 114 million related to other borrowings balances at December 31, 2024. It should also be noted that the Group’s short-term assets and liabilities, including cash and debt, show a positive balance at end-December 31, 2024. Ferrovial believes that this strong cash position should be sufficient to comply with its future obligations, including expected shareholder distributions for an accumulated amount of EUR 2.3 billion during the period 2024-2026. Also worthy of note are the expected dividends from infrastructure assets in the existing portfolio (excluding dividends from Heathrow), amounting to EUR 2.7 billion for 2024-2026.
As in prior financial years, in order to conclude as to the Company’s capacity to continue as a going concern, the Group has analyzed future cash needs, focusing on the financial years 2025 and 2026, also including a pessimistic scenario with a series of stress assumptions regarding the Company's cash flow, most notably:
•Reduction in dividends from infrastructure project companies in 2025 and 2026 ( 50% in the case of toll roads and all dividends in the case of energy).
•Construction business cash flows for 2025 and 2026 projected to fall at around EUR -200 million per annum, explained by worse working capital evolution and lower business profitability.
•Elimination of the asset divestments expected for the period 2025-2026, including the possible divestment of our pending 5.25% stake in Heathrow Airport.
•Contingent capital contributions of around EUR 100 million per annum.
The conclusion drawn from the analysis demonstrates that, although the scenario would entail a deterioration of the Company’s cash position, cash resources would continue to be sufficient to meet commitments. Therefore, based on the available information, no material uncertainties have been identified with respect to events or conditions that could raise significant doubts regarding the Group's capacity to continue operating under the going concern principle for twelve months following the date these financial statements are signed.